Significant Accounting Policies (Policies) - EBP 16-0733425 003 [Member]	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
EBP, Basis of Accounting [Policy Text Block]

Basis of Accounting

The financial statements of the Plan are prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

EBP, Use of Estimate [Policy Text Block]

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and the disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

EBP, Note Receivable from Participant [Policy Text Block]

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on an accrual basis. Related fees are charged directly to the borrowing participant’s account and are included in administrative expenses when incurred. As of December 31, 2025 and 2024, no allowance for credit losses has been recorded. If a participant does not make loan repayments and the Plan administrator considers the participant loan to be in default, the loan balance is reduced, and the delinquent participant note receivable is recorded as a benefit payment based on the terms of the Plan document.

EBP, Investment [Policy Text Block]

Investment Valuation and Income Recognition

Investments are reported at fair value except for the fully benefit-responsive group annuity contract, which is reported at contract value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan’s Fiduciary Committee determines the Plan’s valuation policies utilizing information provided by the investment advisers, custodians and insurance company. See Note 4 for discussion of fair value measurements.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

EBP, Payment to Participant [Policy Text Block]	Payment of Benefits Benefits are recorded when paid.
EBP, Expense [Policy Text Block]	Expenses Certain expenses of maintaining the Plan are paid directly by the Company and are excluded from these financial statements.